PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 798,221,259	$ 716,379,127	$ 605,576,545
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	49,169,567	56,280,594	34,194,083
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	104,906,878	101,286,107	94,321,726
Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	220,452,589	203,343,125	180,916,878
Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	194,082,859	169,651,555	145,790,203
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	7,735,547	5,613,217	4,878,307
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	80,186	113,289	59,142
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	20,595,993	23,653,975	21,337,277
Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	144,297,623	114,153,544	$ 90,020,253
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	46,351,209	36,546,377
Marketing and promotional assets (market assets)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	70,149,875	55,210,620
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	27,796,539	22,396,547
Gross asset
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,888,339,729	1,677,828,019
Gross asset | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	49,169,567	56,280,594
Gross asset | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	104,906,878	101,286,107
Gross asset | Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	337,689,681	306,300,748
Gross asset | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	693,153,093	613,537,377
Gross asset | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	34,992,575	29,470,242
Gross asset | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	69,798,556	61,264,172
Gross asset | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	75,759,020	56,346,552
Gross asset | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	362,243	322,036
Gross asset | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	73,946,435	69,616,828
Gross asset | Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	448,561,681	383,403,363
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(1,090,118,470)	(961,448,892)
Accumulated depreciation | Constructions and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(117,237,092)	(102,957,623)
Accumulated depreciation | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(499,070,234)	(443,885,822)
Accumulated depreciation | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(27,257,028)	(23,857,025)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(44,057,493)	(38,165,051)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(44,600,066)	(37,161,952)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(282,057)	(208,747)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(53,350,442)	(45,962,853)
Accumulated depreciation | Other Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (304,264,058)	$ (269,249,819)